ARCA U.S. TREASURY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Principal Amount ($)		Yield Rate (%)	Maturity	Fair Value
	SHORT-TERM INVESTMENTS — 224.8%
	U.S. TREASURY SECURITY — 99.7%
132,000	United States Treasury Bill (Cost $131,968)	0.05	03/31/22	$ 131,968

Shares
	MONEY MARKET FUND - 125.1%
165,567	Fidelity Treasury Portfolio, Class I, 0.01% (Cost $165,567)(a)			165,567

	TOTAL INVESTMENTS - 224.8% (Cost $297,535)			$ 297,535
	LIABILITIES IN EXCESS OF OTHER ASSETS - (124.8)%			(165,176)
	NET ASSETS - 100.0%			$ 132,359

(a)	Rate disclosed is the seven day effective yield as of September 30, 2021.